INVESTMENT PROPERTIES - Sensitivity Analysis (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	$ 1,568
DR | Office
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	439
DR | Retail
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	380
DR | LP Investments
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	749
TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	2,224
TCR | Office
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	652
TCR | Retail
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	595
TCR | LP Investments
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	977
DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	3,946
DR and TCR, or ICR | Office
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	1,075
DR and TCR, or ICR | Retail
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	962
DR and TCR, or ICR | LP Investments
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	$ 1,909